13. INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income And Social Contribution Taxes
Schedule of deferred income and social contribution taxes

	12.31.17	12.31.16
Assets
Tax loss carryforwards (corporate income tax)	1,438.9	1,317.3
Negative calculation basis (social contribution tax)	401.4	376.6

Temporary differences
Provisions for tax, civil and labor risks	398.0	268.2
Suspended collection taxes	12.3	22.1
Allowance for doubtful accounts	116.1	107.2
Provision for property, plant and equipment losses	6.3	3.2
Provision for losses on tax credits	53.2	51.3
Provision for other obligations	92.8	67.5
Provision for inventory losses	98.6	17.6
Employees' benefits plan	127.4	112.2
Unrealized losses on derivatives financial instruments	80.4	133.3
Unrealized losses on inventories	4.4	2.4
Provision for losses - notes receivables	13.7	13.2
Business combination - Sadia (1)	206.8	329.0
Other temporary differences	96.7	106.5
	3,147.0	2,927.6

Liabilities
Temporary differences
Unrealized gains on fair value	(38.5)	(78.3)
Difference between tax basis and accounting basis of goodwill amortization	(301.8)	(254.3)
Difference between tax depreciation rate and accounting depreciation rate (useful life)	(694.2)	(694.5)
Business combination - Sadia (1)	(727.1)	(703.0)
Business combination - AKF	(17.8)	(19.1)
Business combination - Dánica and Avex	(4.5)	(6.7)
Business combination - Invicta	(30.9)	(39.8)
Business combination - AFC	-	(34.4)
Business combination - Federal Foods	-	(7.6)
Business combination - other companies (2)	(35.8)	(58.2)
Other - exchange rate variation	(54.9)	(48.6)
Other temporary differences	(27.4)	(36.2)
	(1,932.9)	(1,980.7)

Total deferred tax	1,214.1	947.0

Total Assets	1,369.4	1,103.1
Total Liabilities	(155.3)	(156.2)
	1,214.1	947.0

(1)	The deferred tax asset on the business combination with Sadia is mainly computed on the difference between the goodwill amortization tax basis and goodwill accounting basis identified in the purchase price allocation. Deferred tax liability on business combination with Sadia is substantially represented by the fair value of property, plant and equipment, trademarks and contingent liabilities.
(2)	Deferred tax liabilities related to the business combinations with Quickfood (trademarks, customer relationship, Fair value of property, plant and equipment) and AFC (customer relationship).

Schedule of rollforward deferred tax

The roll-forward of deferred tax is set forth below:

	12.31.17	12.31.16

Beginning balance	947.0	1,067.7
Deferred income and social contribution taxes recognized in the statement of income	230.0	104.1
Deferred income and social contribution taxes writte-off for fiscal loss and negative calculation basis - PERT	(56.9)	-
Deferred income and social contribution taxes recognized in other comprehensive income	15.2	(261.6)
Deferred income and social contribution taxes not recognized in the statement of income - (Dropdown SHB)	-	-
Business combination	(15.9)	(20.8)
Deferred income and social contribution taxes on disposals of goodwill from BRF Gmbh and Invicta	44.4	-
Exchange rate variation over deferred income and social contribution taxes related to business combination	(7.2)	44.0
Other	57.5	13.6
Ending balance	1,214.1	947.0

Schedule of deferred tax

Based on this estimate, Management believes that it is more likely than not that the deferred tax will be realized, as shown below:

2018	27.9
2019	74.8
2020	137.8
2021	155.3
2022	184.5
2023 to 2025	714.4
2026 onwards	545.6
1,840.3

Schedule of income and social contribution taxes reconciliation

	12.31.17	12.31.16	12.31.15

(Loss) Income before income and social contribution taxes	(1,345.5)	(317.5)	2,558.2
Nominal tax rate	34%	34%	34%
Credit (expense) at nominal rate	457.5	107.9	(869.8)

Reconciling itens
Equity interest in income (loss) of subsidiaries, associates and joint venture	7.6	10.0	(35.3)
Exchange rate variation on foreign investments	71.7	(224.6)	460.2
Difference of tax rates on results of foreign subsidiaries	87.0	(144.9)	586.9
Deferred income tax not constituted abroad	(363.8)	-	-
Interest on shareholders' equity	-	174.5	305.7
Stock options	(7.3)	(14.8)	(20.0)
Transfer price	(15.8)	(1.5)	(8.4)
Profit sharing	-	(0.8)	(10.5)
Penalties	(6.8)	(7.9)	(4.2)
Change rate/Impairment - Argentina subsidiaries	(117.8)	-	-
Investment grant	49.1	41.7	44.8
Special Regime for the Reintegration of Tax Values for Exporting Companies (Reintegra)	8.4	1.0	-
Other permanent differences	76.8	9.5	(59.8)
	246.6	(49.9)	389.6

Current income tax	16.6	(154.0)	(17.1)
Deferred income tax	230.0	104.1	406.6

Schedule of current and deferred income tax from foreign subsidiaries

The taxable income, current and deferred income tax from foreign subsidiaries is presented below:

	12.31.17	12.31.16
Taxable income (loss) from foreign subsidiaries	(432.3)	(1,289.8)
Current income tax credit (expense) from foreign subsidiaries	(67.1)	(58.2)
Deferred income tax from foreign subsidiaries	(18.0)	348.1